INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2017	2016

Raw materials	$1,684	$1,257
Finished goods	6,213	5,978

	$7,897	$7,235